Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
The Company recognizes the impact of an uncertain income tax position on its income tax return at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.
The following is a summary of the changes in the amount of unrecognized tax benefits (in thousands):

	December 31,
	2016	2015
Unrecognized tax benefits at the beginning of the period	$673	$673
Decrease related to prior periods	(267)	—
Unrecognized tax benefits	$406	$673

At December 31, 2016, there was $0.4 million of unrecognized tax benefits presented as a reduction of the related deferred tax asset for which there is full valuation allowance, and the entire amount of the unrecognized tax benefits at December 31, 2016 will affect the effective tax rate if recognized. However, the portion that would be recognized as an increase to deferred tax assets may result in a corresponding increase in the valuation allowance at the time of recognition resulting in no net effect to the effective tax rate, depending upon the Company’s assessment of the likelihood of realization of the tax benefits at the time they are recognized.
The Company believes it is reasonably possible that, within the next 12 months, the amount of unrecognized tax benefits may remain unchanged. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes. The Company had no material accrual for interest and penalties on its consolidated balance sheets at December 31, 2016 and 2015, and recognized no interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014.
The Company is subject to taxation in Canada and also in certain foreign tax jurisdictions. The Company's tax returns for calendar year 2011 and forward are subject to examination by the Canadian tax authorities. The Company's tax returns for fiscal year 2005 and forward are subject to examination by the U.S. federal and state tax authorities.
The components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Domestic	$(8,937)	$(8,549)	$(11,038)
Foreign	(58,698)	(40,044)	(1,642)
Total	$(67,635)	$(48,593)	$(12,680)

The provision for income taxes includes the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	476	266	45
Total current	476	266	45
Deferred:
Federal	—	—	—
Foreign	349	(1,632)	(3)
Total deferred	349	(1,632)	(3)
Provision for income taxes	$825	$(1,366)	$42

A reconciliation of income taxes computed by applying the federal statutory income tax rate of 26.5% to loss before income taxes to the total income tax (benefit) provision reported in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Income tax at statutory rate	$(17,923)	$(12,877)	$(3,360)
Foreign rate differential	(1,652)	(2,038)	(354)
Change in valuation allowance	(34,477)	12,689	2,952
Share-based compensation expense	2,130	1,567	812
Goodwill impairment	8,699	—	—
Section 382 limitation	41,044	—	—
Other differences	3,004	(707)	(8)
Provision for (benefit from) income taxes	$825	$(1,366)	$42

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are shown below. A valuation allowance has been recorded, as realization of such assets is uncertain. Deferred income taxes are comprised as follows (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$48,138	$82,636
Intangible assets	2,791	2,535
Tax credits	2,133	3,380
Inventory	1,906	2,344
Share-based compensation	920	852
Warranty and extended warranty	550	1,198
Other	2,708	1,325
Deferred tax asset, gross	59,146	94,270
Valuation allowance for deferred tax assets	(59,039)	(93,516)
Deferred tax asset, net of valuation allowance	107	754
Deferred tax liabilities:
Intangible assets	(3,063)	(3,366)
Property and equipment	(144)	(143)
Deferred tax liabilities	(3,207)	(3,509)
Net deferred tax asset (liabilities)	$(3,100)	$(2,755)

At December 31, 2016, the Company had Canadian net operating loss carryforwards of $18.5 million. These carryforwards will begin expiring in 2030, unless previously utilized.
At December 31, 2016, the Company had U.S. federal and state net operating loss carryforwards of $108.9 million and $79.6 million, respectively. These amounts include share-based compensation deductions of $1.0 million that will be recorded to contributed capital when realized. The remaining federal net operating loss will begin expiring in 2023, unless previously utilized. State net operating loss carryforwards generally begin expiring in 2017, unless previously utilized.
The Company’s ability to use its U.S. federal and state net operating loss and research and development credit carryforwards may be substantially limited due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended, as well as similar state provisions. The Company has completed a study through December 31, 2014, to assess whether an ownership change has occurred or whether there have been multiple ownership changes since the Company became a “loss corporation” under the definition of Section 382. Due to the existence of the valuation allowance, it is not expected that any possible limitation will have an impact on the results of operations or financial position of the Company.
At December 31, 2016, the Company had California research and development tax credit carryforwards totaling $3.4 million. The California research credit may be carried forward indefinitely. The Company has federal alternative minimum tax credit carryforwards totaling $0.2 million which can be carried forward indefinitely.